SHARE-BASED PAYMENTS - LTI-PSU Activity (Details) - Long-Term Incentive – Performance Share Unit Plan (LTI-PSU)	12 Months Ended
	Mar. 31, 2019 shares	Mar. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	1,230,717	1,308,064
Units granted (in shares)	756,386	819,566
Units cancelled (in shares)	(25,491)	(50,376)
Units redeemed (in shares)	(820,412)	(846,537)
Units outstanding, end of year (in shares)	1,141,200	1,230,717
Units vested, end of year (in shares)	876,095	933,977